Income Taxes (Schedule Of Current Period Deferred Tax Assets) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Provision for loan losses			$ (531,583)	$ 110,234	$ (171,316)
Non-accrual interest			(194,030)	(50,423)	6,110
Impairment losses and expenses on other real estate owned			190,619	(20,670)
Director stock options			(15,247)	(5,648)	(8,298)
Deferred compensation plans			4,450	(86,832)	(52,760)
Deferred loan origination costs, net			97,363	17,571	(114,426)
Depreciation			421,006	11,274	111,924
Mark-to-market tax accounting for acquired securities			(818,015)
Net operating loss carryover			255,117
Accretion of fair value adjustments for acquired assets and liabilities			869,554
Investment impairment loss			(48,320)
Non-compete and consulting agreements			54,237
Core deposit intangible amortization			(230,368)
Defined benefit plan			(65,041)
Other			(1,400)
Reduction of valuation allowance			(500,000)
Deferred Income Tax Expense (Benefit), Total	$ (66,149)	$ 243,900	$ (511,658)	$ (24,494)	$ (228,766)